Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Building	20 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Disaggregate Revenue Streams

The Company’s disaggregate revenue streams are summarized below:

	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Online AR advertising services	480,322,821	571,842,123	541,924,655	75,388,773
Mobile games	1,356,556	732,505	-	-
Sales of semiconductor products	200,613,602	12,791,309	-	-
Total revenues	682,292,979	585,365,937	541,924,655	75,388,773

Schedule of Revenue by Timing of Transfer of Goods or Services

The Company’s revenue by timing of transfer of goods or services are summarized below:

	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Goods and services transferred at a point in time	682,292,979	585,365,937	415,200,758	57,759,830
Services transferred over time	-	-	126,723,897	17,628,943
Total revenues	682,292,979	585,365,937	541,924,655	75,388,773

Schedule of Revenue by Geographic Locations

The Company’s revenue by geographic locations are summarized below:

	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Mainland PRC revenues	483,328,411	542,958,194	415,200,758	57,759,830
Hong Kong revenues	61,882,662	32,297,915	126,723,897	17,628,943
International revenues	137,081,906	10,109,828	-	-
Total revenues	682,292,979	585,365,937	541,924,655	75,388,773

Schedule of Noncontrolling Interests

Noncontrolling interests consist of the following:

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	USD
VIDA	(39,704,812)	(39,556,588)	(5,523,457)
Viru	(141,931)	(10,518,406)	(1,463,247)
MicroAlgo	48,415,473	435,827,198	60,649,856
Total noncontrolling interests	8,568,730	385,752,204	53,663,152